LEASES	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES	LEASES
The Company recognizes right-of-use ("ROU") assets and lease liabilities on the balance sheet, with the exception of leases with a term of twelve months or less. The Company determines if an arrangement is a lease at inception. The ROU assets and short and long-term liabilities associated with our Operating leases are shown as separate line items on our Consolidated Balance Sheets. Finance leases are included in property, plant, and equipment, net, accrued liabilities, and other liabilities on our Consolidated Balance Sheets. The Company's finance leases are immaterial. ROU assets, along with any other related long-lived assets, are periodically evaluated for impairment.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease payments primarily include rent and insurance costs (lease components). The Company's leases also include non-lease components such as real estate taxes and common-area maintenance costs. The Company elected the practical expedient to account for lease and non-lease components as a single component. In certain of the Company's leases, the non-lease components are variable and in accordance with the standard are therefore excluded from lease payments to determine the ROU asset. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. Our determination of the lease term may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

For operating leases, fixed lease payments are recognized as operating lease cost on a straight-line basis over the lease term. For finance leases and impaired operating leases, the ROU asset is depreciated on a straight-line basis over the remaining lease term, along with recognition of interest expense associated with accretion of the lease liability. For leases with a lease term of 12 months or less (a "Short-term" lease), any fixed lease payments are recognized on a straight-line basis over such term, and are not recognized on the Consolidated Balance Sheets. Variable lease cost for both operating and finance leases, if any, is recognized as incurred. Components of operating lease costs are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Fixed	$21,408	$19,960	$18,990
Variable (a), (b)	7,476	7,213	7,520
Short-term (b)	1,287	593	451
Total	$30,171	$27,766	$26,961
(a) Primarily related to common-area maintenance and property taxes.
(b) Not recorded on the balance sheet.

Supplemental cash flow information were as follows:

	For the Year Ended September 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$18,412	$18,892	$16,835
Financing cash flows from finance leases	24	22	17
Total	$18,436	$18,914	$16,852
Supplemental Consolidated Balance Sheet information related to leases were as follows:

	As of September 30,
	2025	2024
Operating Leases:
Right of use assets:
Operating right-of-use assets	$53,041	$43,120

Lease Liabilities:
Current portion of operating lease liabilities	$15,473	$18,522
Long-term operating lease liabilities	40,453	27,291
Total operating lease liabilities	$55,926	$45,813

Finance Leases:
Right of use assets:
Property, plant and equipment, net(1)	$181	$466

Lease Liabilities:
Notes payable and current portion of long-term debt	$33	$80
Long-term debt, net	3	38
Total financing lease liabilities	$36	$118
(1) For the years ended September 30, 2025 and 2024, finance lease assets are recorded net of accumulated depreciation of $1,214 and $993, respectively.

The aggregate future maturities of lease payments for operating leases and finance leases as of September 30, 2025 are as follows (in thousands):

	Operating Leases	Finance Leases
2026	$18,616	$32
2027	17,311	5
2028	13,383	—
2029	10,035	—
2030	7,086	—
Thereafter	6,584	—
Total lease payments	73,015	37
Less: imputed interest	(17,089)	(1)
Present value of lease liabilities	$55,926	$36
Average lease terms and discount rates were as follows:

	As of September 30,
	2025	2024
Weighted-average remaining lease term (years)
Operating Leases	4.3	3.2
Finance Leases	1.2	2.2

Weighted-average discount rate
Operating Leases	6.15%	6.15%
Finance Leases	7.29%	7.29%

LEASES	LEASES
The Company recognizes right-of-use ("ROU") assets and lease liabilities on the balance sheet, with the exception of leases with a term of twelve months or less. The Company determines if an arrangement is a lease at inception. The ROU assets and short and long-term liabilities associated with our Operating leases are shown as separate line items on our Consolidated Balance Sheets. Finance leases are included in property, plant, and equipment, net, accrued liabilities, and other liabilities on our Consolidated Balance Sheets. The Company's finance leases are immaterial. ROU assets, along with any other related long-lived assets, are periodically evaluated for impairment.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease payments primarily include rent and insurance costs (lease components). The Company's leases also include non-lease components such as real estate taxes and common-area maintenance costs. The Company elected the practical expedient to account for lease and non-lease components as a single component. In certain of the Company's leases, the non-lease components are variable and in accordance with the standard are therefore excluded from lease payments to determine the ROU asset. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. Our determination of the lease term may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

For operating leases, fixed lease payments are recognized as operating lease cost on a straight-line basis over the lease term. For finance leases and impaired operating leases, the ROU asset is depreciated on a straight-line basis over the remaining lease term, along with recognition of interest expense associated with accretion of the lease liability. For leases with a lease term of 12 months or less (a "Short-term" lease), any fixed lease payments are recognized on a straight-line basis over such term, and are not recognized on the Consolidated Balance Sheets. Variable lease cost for both operating and finance leases, if any, is recognized as incurred. Components of operating lease costs are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Fixed	$21,408	$19,960	$18,990
Variable (a), (b)	7,476	7,213	7,520
Short-term (b)	1,287	593	451
Total	$30,171	$27,766	$26,961
(a) Primarily related to common-area maintenance and property taxes.
(b) Not recorded on the balance sheet.

Supplemental cash flow information were as follows:

	For the Year Ended September 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$18,412	$18,892	$16,835
Financing cash flows from finance leases	24	22	17
Total	$18,436	$18,914	$16,852
Supplemental Consolidated Balance Sheet information related to leases were as follows:

	As of September 30,
	2025	2024
Operating Leases:
Right of use assets:
Operating right-of-use assets	$53,041	$43,120

Lease Liabilities:
Current portion of operating lease liabilities	$15,473	$18,522
Long-term operating lease liabilities	40,453	27,291
Total operating lease liabilities	$55,926	$45,813

Finance Leases:
Right of use assets:
Property, plant and equipment, net(1)	$181	$466

Lease Liabilities:
Notes payable and current portion of long-term debt	$33	$80
Long-term debt, net	3	38
Total financing lease liabilities	$36	$118
(1) For the years ended September 30, 2025 and 2024, finance lease assets are recorded net of accumulated depreciation of $1,214 and $993, respectively.

The aggregate future maturities of lease payments for operating leases and finance leases as of September 30, 2025 are as follows (in thousands):

	Operating Leases	Finance Leases
2026	$18,616	$32
2027	17,311	5
2028	13,383	—
2029	10,035	—
2030	7,086	—
Thereafter	6,584	—
Total lease payments	73,015	37
Less: imputed interest	(17,089)	(1)
Present value of lease liabilities	$55,926	$36
Average lease terms and discount rates were as follows:

	As of September 30,
	2025	2024
Weighted-average remaining lease term (years)
Operating Leases	4.3	3.2
Finance Leases	1.2	2.2

Weighted-average discount rate
Operating Leases	6.15%	6.15%
Finance Leases	7.29%	7.29%